ACCOUNTS RECEIVABLE, NET (Details Narrative) ¥ in Millions	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Doubtful accounts	$ 93,450		$ 348,678	$ 160,026
Accounts receivable from related parties amounted	1,314,324		$ 2,851,523
Related Party [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable from related parties amounted	$ 12,135
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Third Party Customers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk percentage	77.80%
Third Party Customers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 1,100,000	¥ 7.8